Income Taxes (Details Textual) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Current income tax expense or benefit	$ 0	$ 0
Deferred income tax expense or benefit	0	0
Income Taxes (Textual)
Increase (decrease) Valuation allowance	6,334,258	6,530,455
Accrued uncertain tax positions	$ 0	$ 0
Effective federal statutory income tax rate, percent	34.00%	34.00%
Federal [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 66,464,259
Operating loss carryforwards, expiration date	Expire at various dates through 2034
State [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 66,464,259
Operating loss carryforwards, expiration date	Expire at various dates through 2019
Research and Development [Member] | Federal [Member]
Income Taxes (Textual)
Tax credit carryforwards	$ 2,670,688
Tax credit carryforwards, expiration date	Expire at various dates through 2034
ZETA ACQUISITION CORP. II [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 42,400
Operating loss carryforwards, expiration date	Begin to expire in 2029
Effective federal statutory income tax rate, percent	34.00%	34.00%